Reportable Segments Narrative (Details)	12 Months Ended
Dec. 31, 2015
Sales Revenue, Segment | Customer Concentration Risk | Customer B | Gas Gathering and Processing Services
Revenue, Major Customer
Entity-wide revenue by major customer, percentage	12.00%